UNIT-BASED COMPENSATION (Amount and Grant-date Fair Value of Vested and Nonvested Interests) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
DFW Net Profits Interests
Percentage Interest
Nonvested at the beginning of the period (as a percent)	0.038%	1.75%	2.85%
Repurchased (as a percent)	0.038%	0.00%	0.00%
Granted (as a percent)	0.00%	0.00%	0.00%
Vested (as a percent)	0.00%	1.644%	1.10%
Forfeited (as a percent)	0.00%	0.069%	0.40%
Nonvested at the end of the period (as a percent)	0.00%	0.038%	1.75%
Vested at the end of the period (as a percent)	0.00%	4.294%	2.65%
Weighted-average grant date Fair Value (per 1.0% of SMP Net Profits Interest)
Nonvested at the beginning of the period (in dollars)	$ 1,650	$ 306	$ 295
Repurchased (in dollars)	1,650	0	0
Granted (in dollars)	0	0	0
Vested (in dollars)	0	256	277
Forfeited (in dollars)	0	765	220
Vested at the end of the period (in dollars)	0	257	258
Nonvested at the end of the period (in dollars)	0	1,650	306
SMP Net Profits Interests
Percentage Interest
Nonvested at the beginning of the period (as a percent)	3.958%	2.944%
Granted (as a percent)	0.50%	2.00%
Vested (as a percent)	1.271%	0.986%
Nonvested at the end of the period (as a percent)	3.187%	3.958%
Vested at the end of the period (as a percent)	3.168%	1.897%
Weighted-average grant date Fair Value (per 1.0% of SMP Net Profits Interest)
Nonvested at the beginning of the period (in dollars)	1,003	601
Granted (in dollars)	1,780	1,505
Vested (in dollars)	965	818
Vested at the end of the period (in dollars)	788	669
Nonvested at the end of the period (in dollars)	$ 1,140	$ 1,003